UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-04226
                                    --------------------------

                Principal Government Securities Income Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
               PRINCIPAL GOVERNMENT SECURITIES INCOME FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                         Principal
                                                          Amount                 Value
----------------------------------------------------------------------------------------------
BONDS (18.31%)
FEDERAL & FEDERALLY SPONSORED CREDIT (3.02%)
 Federal Farm Credit Bank
                                                   $                      $
  2.50%; 03/15/06                                   10,000,000               9,963,410
FINANCE-MORTGAGE LOAN/BANKER (14.41%)
 Federal Home Loan Bank
  2.50%; 03/15/06                                   10,000,000               9,974,410
 Federal Home Loan Bank System
  1.88%; 06/15/06                                    4,000,000               3,934,608
 Federal Home Loan Mortgage
  1.88%; 02/15/06                                   16,000,000              15,814,912
 Federal National Mortgage Association
  2.13%; 04/15/06 /1/                               10,000,000               9,901,330
  2.63%; 11/15/06 /1/                                4,000,000               3,963,756
  3.43%; 02/17/09 /2/                                4,000,000               3,994,920
                                                                            47,583,936
FINANCE-OTHER SERVICES (0.88%)
 Private Export Funding
  3.38%; 02/15/09                                    3,000,000               2,919,045
                                       TOTAL BONDS                          60,466,391

                                                        Principal
                                                          Amount                 Value
----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
CERTIFICATES (16.71%)
                                                   $                      $
3.50%; 09/15/07 /1/                                  5,000,000               4,999,765
4.50%; 06/01/11                                      2,991,405               2,997,702
5.00%; 10/01/10                                     14,322,491              14,556,721
5.00%; 05/01/11                                      9,832,175               9,985,587
5.00%; 05/01/18                                      8,380,159               8,449,748
5.50%; 12/01/33                                      9,136,380               9,186,822
5.50%; 09/01/34 /3/                                  5,000,000               4,995,310
                          TOTAL FHLMC CERTIFICATES                          55,171,655

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)
CERTIFICATES (7.36%)
5.00%; 12/01/10                                      6,947,851               7,055,008
5.50%; 06/01/34                                      6,988,195               7,013,387
6.00%; 08/01/34                                     10,000,000              10,256,250
                           TOTAL FNMA CERTIFICATES                          24,324,645

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
CERTIFICATES (56.06%)
2.88%; 10/20/30 /2/                                  8,305,923               8,284,909
5.00%; 05/20/33                                     18,193,752              17,839,974
5.00%; 08/15/33                                      4,957,492               4,870,364
5.00%; 08/15/33                                      8,770,819               8,616,671

                                                       Principal
                                                         Amount                  Value
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                   $                      $
5.50%; 12/15/13                                         89,301                  92,687
5.50%; 01/15/14                                        408,001                 423,178
5.50%; 01/15/14                                        336,314                 348,824
5.50%; 02/15/14                                        232,370                 241,014
5.50%; 03/15/14                                        399,469                 414,328
5.50%; 07/20/14                                        323,357                 334,378
5.50%; 03/15/33                                      3,889,092               3,920,854
5.50%; 04/15/33                                      3,601,763               3,631,178
5.50%; 04/15/33                                      6,311,306               6,363,097
5.50%; 05/15/33                                     25,311,336              25,518,054
5.50%; 07/20/33                                     22,440,322              22,588,586
6.00%; 03/15/17                                      2,185,359               2,296,423
6.00%; 10/15/23                                        976,729               1,011,392
6.00%; 10/15/23                                      7,625,651               7,896,278
6.00%; 11/15/23                                        418,612                 433,468
6.00%; 11/15/23                                        198,618                 205,667
6.00%; 12/15/23                                        212,424                 219,963
6.00%; 12/15/23                                        166,187                 172,085
6.00%; 12/15/23                                         15,805                  16,366
6.00%; 01/15/24                                        304,220                 314,792
6.00%; 01/15/24                                        255,033                 263,896
6.00%; 01/15/24                                        328,872                 340,300
6.00%; 01/20/24                                        123,854                 127,991
6.00%; 02/15/24                                        158,336                 163,838
6.00%; 02/15/24                                        266,130                 275,378
6.00%; 02/15/24                                        210,542                 217,859
6.00%; 03/15/24                                        193,855                 200,592
6.00%; 04/15/24                                        113,221                 117,155
6.00%; 04/20/24                                        192,019                 198,433
6.00%; 04/20/24                                        103,729                 107,194
6.00%; 05/20/24                                        224,290                 231,781
6.00%; 05/20/24                                        117,200                 121,114
6.00%; 10/20/24                                        116,212                 120,093
6.00%; 09/20/25                                        251,621                 259,816
6.00%; 11/20/25                                        131,130                 135,401
6.00%; 03/20/26                                        237,043                 244,539
6.00%; 04/20/26                                      1,909,217               1,969,588
6.00%; 05/20/26                                        149,632                 154,364
6.00%; 06/20/26                                        187,474                 193,402
6.00%; 12/15/31                                      3,801,524               3,918,934
6.00%; 07/15/32                                      5,438,541               5,604,977
6.00%; 08/15/32                                        818,796                 843,854
6.00%; 09/15/32                                        762,637                 785,976
6.00%; 10/15/32                                      2,894,509               2,983,089
6.50%; 07/15/08                                        101,643                 107,800
6.50%; 07/15/08                                         65,625                  69,600
6.50%; 07/15/08                                         80,803                  85,697
6.50%; 10/15/08                                        131,043                 138,980
6.50%; 01/15/09                                         78,358                  83,381
6.50%; 03/15/09                                        112,251                 119,050
6.50%; 07/15/16                                      1,305,623               1,386,678
6.50%; 07/15/16                                        534,561                 567,748
6.50%; 09/15/23                                         96,562                 101,841
6.50%; 09/15/23                                        137,979                 145,522
6.50%; 09/15/23                                        109,361                 115,340
6.50%; 09/15/23                                        149,084                 157,235
6.50%; 10/15/23                                        147,168                 155,214

                                                       Principal
                                                        Amount                   Value
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                   $                      $
6.50%; 10/15/23                                        185,241                 195,368
6.50%; 10/15/23                                        217,229                 229,105
6.50%; 10/15/23                                         85,332                  89,998
6.50%; 10/15/23                                        114,720                 120,991
6.50%; 10/15/23                                        106,155                 111,959
6.50%; 11/15/23                                         89,919                  94,834
6.50%; 11/15/23                                        107,215                 113,077
6.50%; 12/15/23                                        333,629                 351,868
6.50%; 12/15/23                                        333,582                 351,819
6.50%; 12/15/23                                        187,324                 197,565
6.50%; 12/15/23                                        120,989                 127,603
6.50%; 12/15/23                                         69,427                  73,223
6.50%; 12/15/23                                        110,099                 116,118
6.50%; 01/15/24                                        175,646                 184,983
6.50%; 01/15/24                                         92,335                  97,243
6.50%; 01/15/24                                        198,927                 209,501
6.50%; 01/15/24                                        113,211                 119,229
6.50%; 01/15/24                                        174,249                 183,512
6.50%; 01/15/24                                        159,664                 168,151
6.50%; 01/15/24                                        117,322                 123,559
6.50%; 01/15/24                                        385,407                 405,894
6.50%; 01/15/24                                         92,376                  97,287
6.50%; 01/15/24                                        150,912                 158,934
6.50%; 01/15/24                                        118,065                 124,341
6.50%; 03/15/24                                        133,774                 140,885
6.50%; 03/20/24                                         32,161                  33,820
6.50%; 04/15/24                                        203,865                 214,702
6.50%; 04/15/24                                        104,334                 109,880
6.50%; 04/20/24                                        128,113                 134,723
6.50%; 07/15/24                                        516,020                 544,230
6.50%; 12/20/24                                         67,121                  70,584
6.50%; 09/20/25                                         93,655                  98,396
6.50%; 10/15/25                                        159,134                 167,439
6.50%; 12/20/25                                        514,311                 540,350
6.50%; 01/15/26                                        135,122                 142,108
6.50%; 01/20/26                                         87,299                  91,676
6.50%; 02/20/26                                        189,145                 198,629
6.50%; 03/15/26                                        110,587                 116,304
6.50%; 03/15/26                                        153,724                 161,671
6.50%; 03/20/26                                        199,653                 209,664
6.50%; 07/20/26                                         93,438                  98,123
6.50%; 08/20/26                                        149,247                 156,730
6.50%; 03/20/27                                         68,675                  71,985
6.50%; 02/15/28                                        145,477                 152,555
6.50%; 02/15/28                                        338,178                 354,632
6.50%; 07/15/31                                        607,375                 636,300
6.50%; 04/15/32                                      1,625,611               1,702,936
6.50%; 08/20/33                                      1,453,647               1,519,858
7.00%; 10/15/22                                        273,799                 292,642
7.00%; 10/15/22                                         87,717                  93,754
7.00%; 10/15/22                                         60,578                  64,747
7.00%; 11/15/22                                        118,149                 126,280
7.00%; 11/15/22                                         85,329                  91,202
7.00%; 11/15/22                                        358,638                 383,320
7.00%; 11/15/22                                        287,241                 307,010
7.00%; 11/15/22                                        262,238                 280,286
7.00%; 12/15/22                                        102,156                 109,187

                                                      Principal
                                                        Amount                   Value
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                   $                      $
7.00%; 12/15/22                                        328,641                 351,258
7.00%; 12/15/22                                        174,400                 186,402
7.00%; 01/15/23                                         75,400                  80,507
7.00%; 01/15/23                                        112,570                 120,195
7.00%; 01/15/23                                         79,272                  84,642
7.00%; 01/15/23                                        128,971                 137,707
7.00%; 01/15/23                                         84,232                  89,937
7.00%; 01/15/23                                        103,320                 110,318
7.00%; 01/15/23                                         77,134                  82,358
7.00%; 02/15/23                                        628,550                 671,124
7.00%; 03/15/23                                        109,386                 116,795
7.00%; 04/15/23                                         65,010                  69,414
7.00%; 07/15/23                                         68,394                  73,027
7.00%; 07/15/23                                         85,237                  91,010
7.00%; 07/15/23                                         79,044                  84,398
7.00%; 07/15/23                                        230,781                 246,412
7.00%; 07/15/23                                        142,707                 152,373
7.00%; 08/15/23                                         38,087                  40,667
7.00%; 08/15/23                                        124,690                 133,136
7.00%; 08/15/23                                         71,547                  76,393
7.00%; 09/15/23                                         84,292                  90,001
7.00%; 10/15/23                                        121,837                 130,090
7.00%; 12/15/23                                        106,755                 113,986
7.00%; 12/15/23                                        125,581                 134,087
7.00%; 01/15/26                                         89,329                  95,241
7.00%; 04/15/26                                         76,328                  81,379
7.00%; 05/15/26                                        137,273                 146,357
7.00%; 12/15/26                                        191,429                 204,171
7.00%; 01/15/27                                        118,248                 125,961
7.00%; 03/15/27                                         43,614                  46,459
7.00%; 11/15/27                                        310,652                 330,915
7.00%; 12/15/27                                        277,551                 295,655
7.00%; 12/15/27                                        279,008                 297,206
7.00%; 12/15/27                                        220,488                 234,869
7.00%; 03/15/28                                         77,666                  82,646
7.00%; 04/15/28                                        121,693                 129,496
7.00%; 04/15/28                                        138,699                 147,593
7.00%; 04/15/28                                        250,880                 266,968
7.00%; 05/15/28                                        280,682                 298,680
7.00%; 02/15/29                                        509,133                 541,418
7.00%; 04/15/29                                        612,911                 651,776
7.00%; 05/15/31                                        798,684                 848,911
7.00%; 05/15/31                                        420,307                 446,739
7.00%; 05/15/31                                      1,070,385               1,138,286
7.00%; 06/15/31                                        829,208                 881,354
7.00%; 06/15/31                                      1,958,810               2,083,079
7.00%; 09/15/31                                      1,574,041               1,673,888
7.00%; 10/15/31                                      1,352,604               1,437,665
7.00%; 12/15/31                                        900,736                 957,381
7.00%; 06/15/32                                      2,212,843               2,351,262
7.25%; 09/15/25                                        292,573                 314,165
7.25%; 09/15/25                                         39,678                  42,606
7.25%; 09/15/25                                         67,251                  72,214
7.25%; 10/15/25                                         97,012                 104,172
7.50%; 04/15/17                                         21,541                  23,296
7.50%; 04/15/17                                        158,502                 171,409
7.50%; 04/15/17                                        105,091                 113,649

                                                       Principal
                                                         Amount                   Value
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                   $                      $
7.50%; 05/15/17                                         36,230                  39,181
7.50%; 05/15/17                                         19,646                  21,246
7.50%; 07/15/18                                         49,392                  53,433
7.50%; 12/15/21                                         40,664                  44,002
7.50%; 12/15/21                                         46,794                  50,634
7.50%; 12/15/21                                         52,207                  56,492
7.50%; 02/15/22                                         80,260                  86,836
7.50%; 03/15/22                                         33,202                  35,922
7.50%; 03/15/22                                         25,739                  27,848
7.50%; 03/15/22                                         38,878                  42,063
7.50%; 04/15/22                                         28,265                  30,581
7.50%; 04/15/22                                         42,300                  45,766
7.50%; 04/15/22                                         48,841                  52,842
7.50%; 04/15/22                                         45,014                  48,702
7.50%; 04/15/22                                         45,066                  48,758
7.50%; 04/15/22                                         32,388                  35,042
7.50%; 05/15/22                                        116,889                 126,466
7.50%; 07/15/22                                         29,207                  31,600
7.50%; 07/15/22                                        145,842                 157,790
7.50%; 08/15/22                                         18,091                  19,573
7.50%; 08/15/22                                         27,432                  29,679
7.50%; 08/15/22                                         41,120                  44,489
7.50%; 08/15/22                                         78,706                  85,155
7.50%; 08/15/22                                         41,687                  45,102
7.50%; 08/15/22                                         64,342                  69,614
7.50%; 08/15/22                                         41,020                  44,381
7.50%; 08/15/22                                         39,491                  42,726
7.50%; 08/15/22                                        182,916                 197,902
7.50%; 08/15/22                                         79,150                  85,635
7.50%; 08/15/22                                        192,250                 208,000
7.50%; 08/15/22                                         10,257                  11,098
7.50%; 11/15/22                                         87,064                  94,197
7.50%; 02/15/23                                         51,479                  55,645
7.50%; 02/15/23                                         62,869                  67,956
7.50%; 02/15/23                                         21,182                  22,896
7.50%; 05/15/23                                        106,858                 115,505
7.50%; 05/15/23                                         74,372                  80,391
7.50%; 05/15/23                                         27,691                  29,932
7.50%; 05/15/23                                         11,019                  11,910
7.50%; 05/15/23                                         93,720                 101,304
7.50%; 06/15/23                                         50,027                  54,075
7.50%; 08/15/23                                         69,280                  74,887
7.50%; 09/15/23                                         39,616                  42,822
7.50%; 10/15/23                                         51,630                  55,808
7.50%; 11/15/23                                        214,262                 231,601
7.50%; 01/15/24                                         57,386                  61,986
7.50%; 06/15/24                                         41,454                  44,778
7.50%; 08/15/24                                         34,608                  37,383
7.50%; 12/15/25                                        134,505                 145,095
7.50%; 02/15/27                                         33,817                  36,436
7.50%; 03/15/27                                        172,447                 185,799
7.50%; 04/15/27                                         99,464                 107,164
7.50%; 05/15/27                                        198,206                 213,552
7.50%; 05/15/27                                         73,066                  78,723
7.50%; 06/15/27                                         41,614                  44,836
7.50%; 06/15/27                                         93,807                 101,070
7.50%; 08/15/29                                        576,822                 621,312

                                                       Principal
                                                        Amount                   Value
----------------------------------------------------------------------------------------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
(CONTINUED)
                                                   $                      $
7.50%; 09/15/29                                        449,956                 484,661
7.50%; 08/15/30                                      1,417,830               1,527,021
7.50%; 10/15/30                                        396,766                 427,232
7.50%; 12/15/30                                        957,310               1,030,818
7.50%; 12/15/30                                        515,947                 555,565
7.50%; 05/15/31                                        435,934                 468,881
8.00%; 08/15/16                                        125,996                 138,039
8.00%; 09/15/16                                         12,608                  13,813
8.00%; 11/15/16                                         35,063                  38,415
8.00%; 12/15/16                                         37,158                  40,710
8.00%; 04/15/17                                         97,638                 107,105
8.00%; 04/15/17                                        289,297                 317,346
8.00%; 04/15/17                                         19,417                  21,300
8.00%; 04/15/17                                         32,465                  35,613
8.00%; 04/15/17                                         58,155                  63,793
8.00%; 04/15/17                                         97,265                 106,696
8.00%; 05/15/17                                         46,433                  50,935
8.00%; 05/15/17                                         26,135                  28,669
8.00%; 06/15/17                                         33,635                  36,896
8.00%; 06/15/17                                         39,097                  42,888
8.00%; 06/15/17                                         68,326                  74,950
8.00%; 06/15/17                                         60,502                  66,368
8.00%; 07/15/17                                         31,491                  34,544
8.00%; 04/15/21                                         39,732                  43,717
8.00%; 11/15/21                                         40,635                  44,710
8.00%; 02/15/22                                        144,246                 158,778
8.00%; 12/15/29                                        412,699                 451,855
8.00%; 07/15/30                                        158,231                 173,135
8.00%; 07/15/30                                         78,114                  85,471
8.00%; 07/15/30                                         63,156                  69,104
8.00%; 10/15/30                                        308,335                 337,378
8.00%; 11/15/30                                         50,280                  55,016
8.00%; 12/15/30                                        733,360                 802,436
8.00%; 04/15/31                                        114,720                 125,500
                           TOTAL GNMA CERTIFICATES                         185,129,032

                                                       Principal
                                                        Amount                   Value
----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.77%)
FINANCE-MORTGAGE LOAN/BANKER (5.77%)
 Federal Home Loan Mortgage
                                                   $                      $
  1.53%; 11/08/04                                   10,000,000               9,957,925
 Federal National Mortgage Association
  1.41%; 09/15/04                                    5,000,000               4,991,188
 Investment in Joint Trading Account;
  Federal Home Loan Bank
  1.28%; 08/02/04                                    4,099,762               4,099,616
                                                                            19,048,729
                            TOTAL COMMERCIAL PAPER                          19,048,729

                                                        Maturity
                                                         Amount                  Value
----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.83%)
 Goldman Sachs; 1.32%; dated 07/30/04
  maturing 08/02/04 (collateralized by U.S.
  Treasury Strips and U.S. Treasury;                                      $
  $19,404,235; 05/15/14 - 11/15/16)                    $19,256,118          19,254,000
                       TOTAL REPURCHASE AGREEMENTS                          19,256,118

             TOTAL PORTFOLIO INVESTMENTS (110.04%)                         363,396,570
LIABILITIES, NET OF CASH, RECEIVABLES AND
  OTHER ASSETS (-10.04%)                                                   (33,143,158)
                        TOTAL NET ASSETS (100.00%)                        $330,253,412
                                                                          ---------------

/1/ Security or a portion of the security was on loan at the end of the period. /2/ Variable rate.
/3/ Security or a portion of the security was purchased in a "to-be-announced" ("TBA") transaction.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,887,905
Unrealized Depreciation                        (2,706,060)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,181,845
Cost for federal income tax purposes         $362,212,607

                                        4

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Government Securities Income Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------